Earnings (loss) per ordinary share	12 Months Ended
Dec. 31, 2020
Earnings per share [abstract]
Earnings (loss) per ordinary share

14.  Earnings (loss) per ordinary share

Basic earnings (loss) per ordinary share are calculated by dividing the consolidated profit (loss) for the year attributable to the Parent by the weighted average number of ordinary shares outstanding during the year, excluding the average number of treasury shares held in the year, if any. Dilutive earnings (loss) per share assumes the exercise of stock options, provided that the effect is dilutive.

	2020	2019	2018
Basic earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(246,339)	(280,601)	43,661
Denominator:
Weighted average basic shares outstanding	169,269,281	169,152,905	171,406,272
Basic earnings (loss) per ordinary share (US$)	(1.46)	(1.66)	0.25

Diluted earnings (loss) per ordinary share computation
Numerator:
Profit (loss) attributable to the Parent (US$'000)	(246,339)	(280,601)	43,661
Denominator:
Weighted average basic shares outstanding	169,269,281	169,152,905	171,406,272
Effect of dilutive securities	—	—	123,340
Weighted average dilutive shares outstanding	169,269,281	169,152,905	171,529,612
Diluted earnings (loss) per ordinary share (US$)	(1.46)	(1.66)	0.25

Potential ordinary shares of 57,458, of 445,008, and of 269,116 were excluded from the calculation of diluted earnings (loss) per ordinary share in 2020, 2019, and 2018 respectively because their effect would be anti-dilutive.